Sentinel Common Stock Fund
Sentinel Common Stock Fund
Investment Objective
The Fund seeks a combination of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled “Share Classes” on page 79 of the Fund’s prospectus and “How to Purchase Shares and Reduce Sales Charges” on page 47 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sentinel Common Stock Fund	Class A		Class C	CLASS I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Sentinel Common Stock Fund		Class A	Class C	CLASS I	Class R6
Management Fee		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.19%	0.23%	0.16%	1.21%
Total Annual Fund Operating Expenses		0.99%	1.78%	0.71%	1.76%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.99%	1.78%	0.71%	0.65%
[1]	The Fund's investment advisor has contractually agreed, effective March 30, 2016, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R6 shares, on an annualized basis, to 0.65% of average daily net assets attributable to Class R6 shares through March 31, 2017. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Sentinel Common Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	596	800	1,020	1,652
Class C	281	560	964	2,095
CLASS I	73	227	395	883
Class R6	179	554	954	2,073

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Sentinel Common Stock Fund | Class C | USD ($)	181	560	964	2,095

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in common stocks. The Fund invests mainly in a diverse group of common stocks of well-established companies, typically above $5 billion in market capitalization, many of which historically have paid regular dividends. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Fund’s assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities. Under normal circumstances, the Fund invests predominantly in common stocks of U.S. companies.

Sentinel’s investment philosophy centers on building a diverse portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio managers believe is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A security may also be sold to meet redemptions.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund:

•                  Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

•                  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political and/or social instability in a particular foreign country or region.

•                  Investment Style Risk. The Fund uses a “blend” strategy to invest in both growth and value stocks, and/or in stocks with characteristics of both. This strategy may be out of favor at any particular time. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•                  Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

•                  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund’s performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class A shares prior to June 30, 2012, has not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.30% to 0.25%. If it had, those returns would be higher.  Performance of the Class I shares prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund’s Class A share performance, restated to reflect that Class I shares are offered without a sales charge.  Performance of the Class R6 shares prior to December 23, 2014 (the inception date for the Class R6 shares) is based on the Fund’s Class A share performance, restated to reflect that Class R6 shares are offered without a sales charge.

Inception: 1934

Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 17.55% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.75% (quarter ended December 31, 2008).

Average Annual Total Return (%) For the periods ended December 31, 2015
Average Annual Returns - Sentinel Common Stock Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A		(4.49%)	9.84%	6.81%
Class C		(1.17%)	10.08%	6.42%
CLASS I		0.82%	11.32%	7.69%
Class R6		0.89%	11.05%	7.40%
After Taxes on Distributions | Class A		(6.48%)	8.42%	5.90%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(0.86%)	7.81%	5.52%
Standard & Poor’s 500 Index (Reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.